Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-3

Collection Period	07/01/17-07/31/17
Determination Date	8/9/2017
Distribution Date	8/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,375,000,017.71
2.	Collections allocable to Principal		$36,817,492.99
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$0.00
5.	Pool Balance on the close of the last day of the related Collection Period		$1,338,182,524.72
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		84,975
7.	Initial Pool Balance		$1,375,000,017.71
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$280,000,000.00	$237,156,920.99
	b. Class A-2a Note Balance	$375,000,000.00	$375,000,000.00
	c. Class A-2b Floating Rate Note Balance	$75,000,000.00	$75,000,000.00
	d. Class A-3 Note Balance	$427,000,000.00	$427,000,000.00
	e. Class A-4 Note Balance	$117,000,000.00	$117,000,000.00
	f. Class B Note Balance	$39,000,000.00	$39,000,000.00
	g. Class C Note Balance	$41,000,000.00	$41,000,000.00
	h. Class D Note Balance	$21,000,000.00	$21,000,000.00
	i. Note Balance (sum a - h)	$1,375,000,000.00	$1,332,156,920.99
9.	Pool Factors
	a. Class A-1 Note Pool Factor	1.0000000	0.8469890
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	1.0000000	0.9688414
10.	Overcollateralization Target Amount		$8,029,095.15
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,025,603.73
12.	Weighted Average Coupon	%	7.60%
13.	Weighted Average Original Term	months	65.99
14.	Weighted Average Remaining Term	months	60.41
15.	1-Month LIBOR for the interest period ending 8/14/2017		1.21361%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2017		1.39361%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,487,839.42
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,487,839.42
18.	Principal:
	a. Collections allocable to Principal		$36,817,492.99
	b. Liquidation Proceeds allocable to Principal		$0.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$36,817,492.99
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,305,332.41
20.	Interest Income from Collection Account		$4,324.77
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,309,657.18

Available Funds
23.	Available Collections	$45,309,657.18
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,309,657.18
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,145,833.35
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,145,833.35
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$210,000.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$210,000.00
	e. Class A-2a Monthly Interest	$324,583.33
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$324,583.33
	i. Class A-2b Monthly Interest	$58,067.08
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$58,067.08
	m. Class A-3 Monthly Interest	$443,961.39
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	443,961.39
	q. Class A-4 Monthly Interest	$137,085.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,085.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,223.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,223.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$58,857.78
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$58,857.78
34.	Tertiary Principal Distributable Amount	$15,817,475.28
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$38,348.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$38,348.33

36.	Quaternary Principal Distributable Amount	$21,000,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$39,284,434.87
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,029,095.15
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,487,839.42
	b. Total Daily Deposits of Principal Collections	$36,817,492.99
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$4,324.77
	e. Total Deposits to Collection Account (sum a - d)	$45,309,657.18
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,145,833.35
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$44,163,823.83
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$45,309,657.18
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$210,000.00
	b. Class A-2a Interest Distribution	$324,583.33
	c. Class A-2b Interest Distribution	$58,067.08
	d. Class A-3 Interest Distribution	$443,961.39
	e. Class A-4 Interest Distribution	$137,085.00
	f. Class B Interest Distribution	$50,223.33
	g. Class C Interest Distribution	$58,857.78
	h. Class D Interest Distribution	$38,348.33
	i. Class A-1 Principal Distribution	$42,843,079.01
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$44,164,205.25
46.	Withdrawals
	a. Class A-1 Distribution	$43,053,079.01
	b. Class A-2a Distribution	$324,583.33
	c. Class A-2b Distribution	$58,067.08
	d. Class A-3 Distribution	$443,961.39
	e. Class A-4 Distribution	$137,085.00
	f. Class B Distribution	$50,223.33
	g. Class C Distribution	$58,857.78
	h. Class D Distribution	$38,348.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$44,164,205.25

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$0.00
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,437,500.04
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,437,500.04
51.	Investment Earnings		$381.42
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,437,881.46
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$381.42
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,437,500.04
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$1,145,833.35
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$44,163,823.83
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$381.42
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$43,053,079.01
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$324,583.33
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$58,067.08
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$443,961.39
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$137,085.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$50,223.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$58,857.78
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$38,348.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$0.00

Net Loss and Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	530	$8,041,652.10
	b. 61 to 90 days past due	3	$66,176.02
	c. 91 to 120 days past due	0	$0.00
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	533	$8,107,828.12
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)%		0.6059%

75.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	0	$0.00
77.	Liquidation Proceeds (recoveries)	0	$0.00
78.	Net Losses (Ln 76 - Ln 77)		$0.00
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0000%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	0	$0.00
81.	Recoveries	0	$0.00
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$0.00
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.0000%
84.	Average Net Loss on Defaulted Receivables		$0.00

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,143,451,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer